UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        August 13, 2008
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $433,152 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc	     COM	035229103  9,452    150,000    SH 	SOLE  01 02 03 04 05 06 07  150,000
Ansoft Corp		     COM	036384105  5,538    150,000    SH 	SOLE  01 02 03 04 05 06 07  150,000
Apria Healthcare Group Inc   COM	037933108  3,934    200,000    SH 	SOLE  01 02 03 04 05 06 07  200,000
Arch Coal Inc		     COM	039380100  20,549   270,000    SH 	SOLE  01 02 03 04 05 06 07  270,000
Bentley Pharmaceuticals Inc  COM	082657107  8,191    500,000    SH 	SOLE  01 02 03 04 05 06 07  500,000
Bristol Myers Squibb Co	     COM	110122108  725	    34,800     SH 	SOLE  02 03 04 05 06 07     34,800
Cam Comm Solutions Inc	     COM	131916108  938	    23,300     SH 	SOLE  01 02 03 04 05 06 07  23,300
Celebrate Express Inc	     COM	15100A104  957	    250,000    SH 	SOLE  01 02 03 04 05 06 07  250,000
Choicepoint Inc		     COM	170388102  8,312    170,000    SH 	SOLE  01 02 03 04 05 06 07  170,000
Corn Prods Intl Inc	     COM	219023108  39,853   800,000    SH 	SOLE  01 02 03 04 05 06 07  800,000
CSK Auto Corp		     COM	125965103  2,126    200,000    SH 	SOLE  01 02 03 04 05 06 07  200,000
Disney Walt Co		     COM DISNEY	254687106  7,125    225,100    SH 	SOLE  02 03 04 05 06 07     225,100
Electronic Data Sys New	     COM	285661104  49,738   1,990,000  SH 	SOLE  01 02 03 04 05 06 07  1,990,000
Getty Images Inc	     COM	374276103  9,293    270,000    SH 	SOLE  01 02 03 04 05 06 07  270,000
Grey Wolf Inc		     COM	397888108  55,831   6,095,300  SH 	SOLE  01 02 03 04 05 06 07  6,095,300
Hilb Rogal & Hobbs Co	     COM	431294107  4,408    100,000    SH 	SOLE  01 02 03 04 05 06 07  100,000
Hireright Inc		     COM	433538105  1,215    70,000     SH 	SOLE  01 02 03 04 05 06 07  70,000
Hlth Corporation	     COM	40422Y101  3,445    300,000    SH 	SOLE  01 02 03 04 05 06 07  300,000
Ingersoll-Rand Company Ltd   CL A	G4776G101  6,649    175,100    SH 	SOLE  02 03 04 05 06 07     175,100
International Coal Grp Inc N COM	45928H106  19,979   1,509,265  SH 	SOLE  01 02 03 04 05 06 07  1,509,265
Iona Technologies Plc	     SPONSD ADR	46206P109  1,339    335,000    SH 	SOLE  01 02 03 04 05 06 07  335,000
IPC Hldgs Ltd		     ORD	G4933P101  6,963    258,500    SH 	SOLE  02 03 04 05 06 07     258,500
iShares Silver Trust	     ISHARES	46428Q109  44,354   253,436    SH 	SOLE  01 02 03 04 05 06 07  253,436
James River Coal Co	     COM NEW	470355207  16,214   272,340    SH 	SOLE  01 02 03 04 05 06 07  272,340
Johnson & Johnson	     COM	478160104  6,965    106,700    SH 	SOLE  02 03 04 05 06 07     106,700
Kodiak Oil & Gas Corp	     COM	50015Q100  4,625    1,000,000  SH 	SOLE  01 02 03 04 05 06 07  1,000,000
Mattel Inc		     COM	577081102  7,526    433,300    SH 	SOLE  02 03 04 05 06 07     433,300
Merck & Co Inc		     COM	589331107  2,069    54,100     SH 	SOLE  02 03 04 05 06 07     54,100
Mirant Corp New		     COM	60467R100  418	    10,531     SH 	SOLE  01 02 03 04 05 06 07  10,531
Montpelier Re Holdings Ltd   SHS	G62185106  9,763    652,400    SH 	SOLE  02 03 04 05 06 07     652,400
Odyssey Re Hldgs Corp	     COM	67612W108  2,793    77,550     SH 	SOLE  02 03 04 05 06 07     77,550
Partnerre Ltd		     COM	G6852T105  8,101    115,500    SH 	SOLE  02 03 04 05 06 07     115,500
Pfizer Inc		     COM	717081103  5,372    303,100    SH 	SOLE  02 03 04 05 06 07     303,100
Rio Tinto PLC		     SPONSD ADR	767204100  45,190   90,000     SH 	SOLE  01 02 03 04 05 06 07  90,000
Safeco Corp		     COM	786429100  6,813    100,000    SH 	SOLE  01 02 03 04 05 06 07  100,000
Third Wave Technologies Inc  COM	88428W108  4,528    400,000    SH 	SOLE  01 02 03 04 05 06 07  400,000
Tumbleweed Communications Co COM	899690101  1,861    700,000    SH 	SOLE  01 02 03 04 05 06 07  700,000
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